SHARE-BASED COMPENSATION EXPENSES (Tables)	12 Months Ended
Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
A summary of the restricted share activity for the year ended June 30, 2015 is as follows:

	Number of restricted shares	Weighted average grant-date fair value
Un-vested at June 30, 2014	49,375	23.95
Exercised	(12,500)	16.07
Vested	(17,500)	23.95
Un-vested at June 30, 2015	31,875	23.95

Performance Options 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The valuation-date fair value of each 2012 performance share option granted is estimated on the date of grant using the Black-Scholes-Merton Option Pricing Model. The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

For options granted on February 20, 2012

Risk-free rate of return	0.71%
Expected life (in years)	4.17
Weighted average expected volatility	62.64%
Expected dividends	-

Vesting Schedule For Performance Shares [Table Text Block]
The vesting schedule for such performance share options is as below:

EPS Threshold	Number of vested options	Months after the grant date
		24 months	36 months	48 months
Over 15% but below 20%	944,000	283,200	283,200	377,600
Equal or over 20% but below 25%	Additional 236,000	-	-	236,000
25% or above	Additional 236,000	-	-	236,000

	Total	283,200	283,200	849,600

Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the 2015 performance option activity for the year ended June 30, 2015 is as shown below:

2015 performance options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at June 30, 2014	-	$-	-	$-
Granted	1,740,000	22.25
Outstanding at June 30, 2015	1,740,000	$22.25	4.87	$3,097
Expected to vest at June 30, 2015	1,055,000	$22.25	4.87	$1,878
Exercisable at June 30, 2015	-	$-	-	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The major inputs to the binomial model are as follows:

For options granted on May 14, 2015
Risk-free rate of return	1.51%
Weighted average expected volatility	53.42%
Expected life (in years)	5 years
Expected ordinary dividend yield	nil

Vesting Schedule For Performance Shares [Table Text Block]
The vesting schedule for such performance share options is as below:

EPS Threshold	Revenue growth threshold	Number of vested options	Months after the grant date
			24 months	36 months	48 months
Over 15% but below 20%	IA, Rail, M&E, Medical over 15%, 5%, 15%, 50% respectively	1,160,000	348,000	348,000	464,000
Equal or over 20% but below 25%		Additional 290,000	-	-	290,000
25% or above		Additional 290,000	-	-	290,000

		Total	348,000	348,000	1,044,000